Pension and Postretirement Benefits (Policy)	12 Months Ended
Dec. 31, 2018
Pension And Postretirement Benefits
Recognition of actuarial gains and losses [Policy Text Block]

We recognize gains and losses on pension and postretirement plan assets and obligations immediately in our operating results. These gains and losses are measured annually as of December 31 and accordingly will be recorded during the fourth quarter, unless earlier remeasurements are required.